ACCRUED INTEREST PAYABLE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2024
ACCRUED INTEREST PAYABLE TO RELATED PARTIES
ACCRUED INTEREST PAYABLE TO RELATED PARTIES

6. ACCRUED INTEREST PAYABLE TO RELATED PARTIES

Accrued interest payable to related parties consist of:

	December 31,	December 31,
Lender	2024	2023
Lifschultz Enterprise Company LLC	$38,612	$10,406
Totals	$38,612	$10,406

The accrued interest payable relates to the convertible notes outstanding (see Note 6).